Intangible Assets - Research and Development Expenditures Recognized as Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Research and development costs expensed as incurred	₩ 339,507	₩ 378,079	₩ 369,507